long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / € item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility	$ 2,750		$ 2,250
Long-term debt	20,852		20,288
Undrawn borrowing facilities	850		1,519
Interest obligations	$ 173		$ 173
Lease liabilities
TELUS International (Cda) Inc. credit facility
Weighted average interest rate	4.05%	4.05%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		$ 1,658		$ 1,700
Undrawn borrowing facilities		$ 725		132
Number of financial ratio tests | item	2	2
TELUS International (Cda) Inc. credit facility | 2022
TELUS International (Cda) Inc. credit facility
Term loan		$ 250
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Maximum | First year
TELUS International (Cda) Inc. credit facility
Leverage ratio	5.25	5.25
TELUS International (Cda) Inc. credit facility | Maximum | 2022
TELUS International (Cda) Inc. credit facility
Leverage ratio	4.50	4.50
TELUS International (Cda) Inc. credit facility | Maximum | Later Than Two Years
TELUS International (Cda) Inc. credit facility
Leverage ratio	3.75	3.75
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility
Fixed interest rate	0.65%	0.65%
Amortizing amount, convertible		$ 394
Derivative Exchange Rate | $ / €	1.0932
Other
TELUS International (Cda) Inc. credit facility
Fixed interest rate	3.19%	3.19%
Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		$ 850		850
Undrawn borrowing facilities		$ 725		132
Weighted average interest rate	1.88%	1.88%
Amounts drawn on credit facility		$ 8
Term loan component
TELUS International (Cda) Inc. credit facility
Outstanding		$ 808		850
Weighted average interest rate	1.88%	1.88%
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
Term loan component | Fixed interest rate
TELUS International (Cda) Inc. credit facility
Interest obligations		$ 95
Fixed interest rate	2.64%	2.64%
Telus Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Outstanding		$ 87		140
Telus Corporation | Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		620
Outstanding		16		65
TELUS Corporation, share of lending, as a percent	7.50%
Telus Corporation | Term loan component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		600
Outstanding		71		75
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility
Outstanding		846		1,428
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		230
Outstanding		109		653
TELUS Corporation, share of lending, as a percent	12.50%
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility
Maximum aggregate amount of credit facility		250
Outstanding		$ 737		$ 775